                       SUPPLEMENT DATED AUGUST 23, 2002
                                      TO
                      MONY VARIABLE ACCOUNT L PROSPECTUS
                               DATED MAY 1, 2002

                                   Issued by
                          MONY Life Insurance Company

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

   Effective August 23, 2002, Wellington Management Company, LLP will become the sole manager of the Enterprise Accumulation Trust Managed Portfolio. Sanford C. Bernstein & Co., LLC will no longer co-manage the Portfolio.

Registration No. 333-72590                                        Form No. 14540 SL (Supp 8/23/02)
Registration No. 333-72594                                        Form No. 14541 SL (Supp 8/23/02)
Registration No. 333-71417                                        Form No. 14429 SL (Supp 8/23/02)
Registration No. 333-71677                                        Form No. 14431 SL (Supp 8/23/02)
                                                                  Form No. 14553 SA (Supp 8/23/02)